SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

These unaudited condensed consolidated financial statements for the six months ended June 30, 2025 have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission pertaining to interim financial statements. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, from which the accompanying condensed consolidated balance sheet at December 31, 2024 was derived. In the opinion of management, all adjustments considered necessary for a fair presentation of the interim financial information have been included and are of a normal recurring nature.

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. Inter-company transactions and balances between group companies together with unrealized profits arising from inter-company transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from inter-company transactions are also eliminated unless the transaction provides evidence of impairment on the asset transferred, in which case the loss is recognized in consolidated profit or loss.

Use of estimates and assumptions

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, useful lives of property and equipment, impairment of long-lived assets, allowance for credit losses, fair value of ordinary shares, preferred shares, warrants and earn out shares, realizability of deferred tax assets, inventory allowance, Business Combination related payments and prepayment for R&D. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the Federal Reserve at the end of the period. The statement of operations accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $3.1 million and $2.2 million as of December 31, 2024 and June 30, 2025, respectively. The balance sheet amounts, with the exception of shareholders’ equity as of December 31, 2024 and June 30, 2025 were translated at RMB 7.2993 and RMB7.1636 to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of operations accounts for the six months ended June 30, 2024 and 2025 were RMB7.2150 and RMB7.2526 to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Fair value measurement

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Company’s financial instruments consist principally of cash, accounts receivable and accounts payable.

As of December 31, 2024 and June 30, 2025, the carrying values of cash, accounts receivable, accounts payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

Cash	Cash Cash include cash in bank placed with banks, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.
Expected credit losses

Expected credit losses

In 2016, Financial Accounting Standards Board(“FASB”) issued Accounting Standards Codification (“ASC”) Topic 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The Company adopted ASC Topic 326 on January 1, 2021.

The Company’s accounts receivable and other receivables included in prepayment and other current assets and other non-current assets are within the scope of ASC Topic 326.

For the six months ended June 30, 2024 and 2025, the Company used an individual basis and pool basis of the customers sharing similar risk characteristics by applying the aging group method under the Current Expected Credit Loss Model (“CECL Model”). The Company has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. They are assessed at each quarter based on the Company’s specific facts and circumstances. The Company uses aging group method to calculate average expected loss rate under pool basis.

Accounts receivable is presented net of any allowance for credit losses. An allowance for credit losses is recorded in the period when loss is probable. The Company recognizes loss allowance for expected credit loss (“ECL”) on accounts receivable. The Company writes off an account receivable when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery.

For the six months ended June 30, 2025, the credit period granted to the customers was generally for a period within 180 days. For the six months ended June 30, 2024, the credit period granted to the customers stipulated under contract was generally for a period within 90 days. The Company’s accounts receivable consists primarily of distributers, deliverers and hospitals. The Company’s additions charged to allowance for expected credit losses were $0.6 million and $0.3 million for the six months ended June 30, 2024 and 2025, respectively. The Company’s recovery of allowance for expected credit losses were $0.6 million and $0.3 million for the six months ended June 30, 2024 and 2025, respectively.

Inventories

Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average method. Net realizable value represents the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. For the six months ended June 30, 2024 and 2025, no impairment loss on inventories was recognized.

Prepayments

Prepayments

Prepayment primarily consist of prepaid expense for R&D and advances to suppliers for purchasing goods, equipment or services that have not been received or provided. These advances are interest free, unsecured and are reviewed periodically to determine whether their carrying value has become impaired. An allowance for credit loss is recorded in the period when loss is probable. As of December 31, 2024 and June 30, 2025, there was $4,867 and $4,959 allowance for the credit losses, respectively.

Deposits and other assets

Deposits and other assets

Deposits and other assets primarily consist of deposit for office rental and long-term loan. These deposits and other assets are interest free, unsecured and are reviewed periodically to determine whether their carrying value has become impaired. An allowance for credit losses is recorded in the period when loss is probable. As of December 31, 2024 and June 30, 2025, there was $0.1 million and $0.1 million allowances for the credit losses, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Useful life
Machinery	3 – 10 years
Furniture, fixtures and equipment	3 – 5 years
Vehicles	4 years
Medical equipment	6 – 10 years
Leasehold improvement	Over the lease term or estimated useful lives of 5 years, whichever is shorter

Expenditures for maintenance and repairs are expensed as incurred. The gain or income on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

Deferred offering costs

Deferred offering costs

The Company complies with ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering cost consisted of underwriting, legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering (IPO), and it was charged to shareholders’ equity upon the completion of the IPO.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Intangible assets, net (other than goodwill)

Intangible assets, net (other than goodwill)

Intangible assets acquired separately are initially recognized at cost. The cost of intangible assets acquired in a business combination is fair value at the date of acquisition. Subsequently, intangible assets with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

Amortization is provided on a straight-line basis over their useful lives as follows. The amortization expense is recognized in profit or loss and included in administrative expenses.

Useful life
Patent	6 years
Software	5 years

The estimates and associated assumptions of useful life determined by the Company are based on technical and commercial obsolescence, legal or contractual limits on the use of the asset and other relevant factors. Based on the functionalities and expiry date of the patent and software, the Company considers a useful life of 5 to 6 years to be their best estimation. Both the period and method of amortization are reviewed annually.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

For other long-lived assets including property and equipment and other non-current assets, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not recognize any impairment loss for six months ended June 30, 2024 and 2025.

Leases

Leases

In February 2016, FASB issued ASU 2016-02, Leases, which specifies the accounting for leases. Earlier application is permitted for all entities as of February 25, 2016, the issuance date of the final standard. The Company adopted ASC 842 on January 1, 2021, along with all subsequent ASU clarifications and improvements that are applicable to the Company, to each lease that existed in the years presented in the financial statements, using the modified retrospective transition method and used the commencement date of the leases as the date of initial application. Consequently, financial information and the disclosures required under ASC 842 are provided for dates and years presented in the financial statements. The Company has applied the practical expedient to not recognize short-term leases with lease terms of one year or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

●	the contract involves the use of an identified asset — this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
●	the customer has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
●	the customer has the right to direct the use of the asset. The customer has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the customer has the right to direct the use of the asset if either the customer has the right to operate the asset; or the customer designed the asset in a way that predetermines how and for what purpose it will be used.

The Company as lessee

The Company classifies each lease as either an operating lease or financing lease at the lease commencement date. The classification is not revised unless the lease is modified and that modification is not accounted for as a separate lease.

The lease is classified as a financing lease if both of the following criteria are met:

●	the present value of the lease payments and any residual value guarantee (from the lessee or an unrelated third party) equals or exceeds substantially all of the underlying asset’s fair value; and
●	it is probable that the lessor will collect the lease payments plus any amount necessary to satisfy a residual value guarantee.

If none of the above criteria are met, then the lease is classified as an operating lease.

Both classifications result in the Company recognizing a right-of-use asset and a lease liability. The Company can elect not to apply the lessee accounting model to leases with a lease term of 12 months or less (i.e. short-term leases). A lease that contains a purchase option can qualify as a short - term lease if the lessee is not reasonably certain to exercise its option to purchase the underlying asset. The Company recognizes short-term lease payments as an expense on a straight-line basis over the lease term.

On initial recognition, the right-of-use asset is measured at the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement of the lease, plus any initial direct costs incurred and the amount of any provision recognized where the Company is contractually required to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentive received.

In an operating lease, right-of-use asset is subsequently amortized as the difference between the straight- line lease cost for the period and the periodic accretion of the lease liability using the effective interest method. In a financing lease, right-of-use asset is subsequently depreciated using the straight-line method from the commencement date of the lease over the shorter of the lease term or the useful life of the underlying asset. In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate.

The lease liability is subsequently measured by (i) increasing the carrying amount to reflect interest on the lease liability and (ii) reducing the carrying amount to reflect the lease payments made. The Company remeasured the lease liability to reflect any reassessment or lease modification, or to reflect revised in-substance fixed lease payments.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the buyer, and the buyer would need to obtain substantially all the benefits from the use of the asset.

Stock-based compensation

Stock-based compensation

Stock-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees in accordance with ASC 718 Compensation—Stock Compensation and share-based awards granted to nonemployee in accordance with ASC 505. Stock-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Long-term loan

Long-term loan

When the Company enters into sale-leaseback transactions as a seller-lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Company transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC 842 in the same manner as any other lease. If the Company does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Company does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “long-term loan — current portion” and the non- current portion is included in “long-term loan — non-current” in the consolidated balance sheets.

Revenue recognition

Revenue recognition

Effective January 1, 2018, the Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company primarily sells its products to hospitals.

The Company adopted ASC Topic 606 for all periods presented. Consistent with the criteria of Topic 606, the Company follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

According to ASC Topic 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company’s revenue is primarily derived from sales of medical devices. Customers obtain control of goods when either the goods are delivered to the customer or picked up by the customer and such customer has accepted the goods. Revenue is thus recognized at the point in time when the customers have accepted the goods.

Principal versus agent

When another party is involved in providing goods or services to a customer, the Company determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e. the Company is a principal) or to arrange for those goods or services to be provided by the other party (i.e. the Company is an agent).

The Company is a principal if it controls the specified good or service before that good or service is transferred to a customer.

The Company is an agent if its performance obligation is to arrange for the provision of the specified good or service by another party. In this case, the Company does not control the specified good or service provided by another party before that good or service is transferred to the customer. When the Company acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.

The Company acts as a principal in the sales of medical devices to hospitals (i.e. directly or through deliverers) and distributors as the Company controls the medical devices before that they are transferred to customers, and accordingly recognizes the revenue which the Company expects to be entitled from the sales of goods to its end-customers.

Revenue from sales of medical devices

The Company sells medical devices though two channels, which is directly or through deliverers to hospitals, and through distributors to the end customers. Various sources of revenue of the Company is recognized on the following bases:

(1)	Revenue from sales to hospitals

The Company acts as a principal in the sales of medical devices to hospitals (i.e., directly or through deliverers) as the Company controls the medical devices before they are transferred to end-customers (i.e., hospitals).

The key indicators that demonstrate the Company’s control over the products include: (i) it is the Company’s responsibility to fulfill the promise of providing products to the hospitals through deliverers, in which the deliverers are just acting on the Company’s behalf. The deliverers bear no rights and obligations on the medical devices and the deliverers do not take any responsibility on the product damage before and after the products are delivered to the hospital’s designated premises and accepted by the hospital; (ii) the Company, instead of the deliverers, are subject to the inventory risk given that the deliverers are prohibited from delivering products to end-customers other than the designated hospitals (as designated through the authorization letter); and (iii) the selling prices of products are predetermined by the Company at tender price. The deliverers do not have pricing power and are only entitled to a specific service fee calculated as a fixed percentage of the relevant transaction of products which is a commission or fee basis. From the above indicators, the deliverers do not obtain control of the medical devices and thus the Company still retain control over the products before the products are delivered to the hospital’s designated premises and accepted by the hospital. Under such limitation, the deliverers do not act as the ‘principal’ in the sales through deliverer model and therefore the designated hospitals are not the ‘customer’ of the deliverer. In other words, the deliverers are instructed by the Company to transfer the medical devices to the designated hospital. As such, it is determined that the Company is the principal, and the deliverers are the agents. Since the Company remains the principal over the goods regardless of if the goods are delivered to the hospital directly by the Company or through the deliverers as agents, there is no significant difference between the two types of good delivery as to when risk or control is transferred to the customer and when revenue is recognized from sales to hospitals.

The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal.

(2)	Revenue from sales to distributors

The Company acts as a principal in the sales of medical devices to distributors as the Company controls the medical devices before they are transferred to distributors.

The revenue is recognized at a point in time when the Company satisfies its performance obligation by transferring the promised product to its customers, the distributors, upon acceptance. The performance obligation is considered to be met and revenue is recognized when distributors obtain control of the goods or when risks and rewards are transferred to distributors which bear all inventory risks and revenue is recognized when the goods are accepted by the distributor.

The Company did not recognize any revenue from contracts with customers for performance obligations satisfied over time during the six months ended June 30, 2024 and 2025.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of any sales return, surcharges and value-added taxes on gross sales. Customers are required to pay over an agreed-upon credit period.

Return rights

Some of the Company’s contract with customers from the sales of goods provides customers a right of return (a right to exchange for the same product or to be refund in cash due to faulty products). For the six months ended June 30, 2024 and 2025, there is no significant sales return.

Value-added taxes and surcharges

The Company presents revenue net of value-added taxes (“VAT”) and surcharges incurred. Surcharge are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. VAT and surcharges collected from customers, net of VAT paid for purchases, are recorded as a liability in the consolidated balance sheets until these are paid to the tax authorities.

Disaggregation of revenue

The Company disaggregates its revenue by major products and customers, as the Company believes it best depicts the amount of its revenue and cash flows. See Note 21 to the segment reports.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. The Company does not have contract assets for the years presented.

Contract liabilities

The contract liabilities represent consideration that the Company has received but has not satisfied the related performance obligations. Contract liabilities primarily relate to the payments received for product selling in advance of revenue recognition. The increase in contract liabilities over the prior year was a result of the increase in consideration received from the Company’s customers, which was in line with the growth of revenues in product sales. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year.

The Company’s contract liabilities amounted to $0.8 million and $1.1 million as of December 31, 2024 and June 30, 2025, respectively. The revenue expected to be recognized on the remaining performance obligations of these contracts as of June 30, 2025 will be $1.1 million in the following 12 months.

Value-added taxes ("VAT")

Value-added taxes (“VAT”)

Revenue represents the invoiced value of goods or service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of goods or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payables. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Research and development expenses

Research and development expenses

Research and development (“R&D”) expenses consist primarily of outsourced research and development costs, payroll and related expenses for research and development professionals, materials, sample testing fee, and depreciation of machinery and equipment for research and development. Nonrefundable payments made in advance to third-party R&D service provider for the related services is recorded as prepayments in the consolidated balance sheets until the services are rendered under ASC 730-20-25-13. Research and development costs are expensed as incurred in accordance with ASC 730. The Company recognizes R&D expenses based on the completion percentage of each R&D contract at the end of each quarter according to monthly discussions and progress meeting (if any) with internal management personnel and external R&D service providers or completion progress report provided by the third party-R&D service providers as to the progress or stage of completion of services.

Income taxes

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the six months ended June 30, 2024 and 2025. As of December 31, 2024 and June 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In case of tax evasion. which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on above.

Subsidy income

Subsidy income

Subsidy income primarily consists of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met. For the six months ended June 30, 2024 and 2025, the Company received financial subsidies of $265 and $56,968 from the local PRC government authorities, respectively.

Statutory reserves

Statutory reserves

As stipulated by the relevant PRC laws and regulations applicable to the Company’s entities in the PRC, the Company is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, the appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital. The Company allocate income of $0.05 million and $0.02 million to statutory reserves during the six months ended June 30, 2024 and 2025, respectively.

Business combination and noncontrolling interests

Business combination and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded as gain or loss on the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Company re-measures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive loss.

For the Company’s majority-owned subsidiaries, noncontrolling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, ExcelFin will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the shareholders of Baird Medical comprising the majority of the voting power of the Company and having the ability to nominate the members of our Board, Baird Medical’s operations prior to the acquisition comprising the only ongoing operations, and Baird Medical’s senior management comprising a majority of the Group’s senior management. Accordingly, for accounting purposes, the financial statements of the post-combination company will represent a continuation of the financial statements of Baird Medical with the Business Combination treated as the equivalent of Baird Medical issuing shares for the net assets of ExcelFin, accompanied by a recapitalization. The net assets of ExcelFin will be stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be presented as those of Baird Medical in future reports. Transaction costs related to the Reverse Recapitalization as part of the Business Combination Agreement were charged to equity as a reduction of the net proceeds received in exchange for the shares issued to the shareholders. The consolidated statements of financial position of Baird Medical and its subsidiaries as of December 31, 2024 and June 30, 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in of Baird Medical’s equity and cash flows for each of the six months period ended in June 30, 2024 and 2025, and the related notes, have been prepared in accordance with U.S. GAAP and are presented in U.S. dollars.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Other comprehensive income (loss), as presented in the consolidated statements of operations and comprehensive income, consists of foreign currency translation adjustments.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Earnings per share

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and potential common shares outstanding during the period. For the six months ended June 30, 2025, the computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. a decrease in loss per share amounts) on net loss per share. For the six months ended June 30, 2024, there were no dilutive shares.

Warrants

Warrants

Upon the consummation of the Business Combination, the 11,500,000 units ExcelFin Public Warrants are exercisable for PubCo Ordinary Shares instead of ExcelFin Class A Common Stock, and the assignment by ExcelFin of all of its right, title and interest in the ExcelFin Public Warrant Agreement to PubCo. Each Assumed Public Warrant entitles the holder thereof to purchase one Ordinary Share at a price of US$11.50 per whole share, subject to adjustment. The redeemable warrants to acquire one Ordinary Share at an exercise price of $11.50 per Ordinary Share are trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “BDMD W”. The Company accounts for the warrants as equity-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time warrant issuance.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter.

Earnout shares

Earnout shares

The accounting for the 8,823,529 Baird Medical Earnout Shares and 1,350,000 Earnout Shares issued to the ExcelFin SPAC LLC were first evaluated under ASC 718 to determine if the arrangement represents a share-based payment. Considering that the Earnout Shares are issued to sellers, and there are no service conditions nor any requirement of the participants to provide goods or services, we determined that the Earnout Shares are not within the scope of ASC 718. In reaching this conclusion, we focused on the fact that the Earnout Shares are not provided to any holder of options or unvested stock but rather the arrangement is provided only to vested equity holders.

Next, we determined that the Earnout Shares represent a freestanding equity-linked financial instrument to be evaluated under ASC 480. Based upon the analysis, we concluded that the Earnout Shares should not be classified as a liability under ASC 480.

We next considered the conditions in ASC 815-10-15-74 and ASC 815-40 and concluded that the Earnout Shares are not within the scope of ASC 815. Therefore, the Earnout Share arrangement is appropriately classified in equity. As the business combination is accounted for as a reverse recapitalization, the fair value of the Earnout Share arrangement as of the Closing Date is accounted for as an equity transaction. Therefore, contingently issuable shares with contingent value rights do not give any effect in calculation of the earnings per share for the six months ended June 30, 2024 and 2025.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statement information about operating segments, on a basis consistent with Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company’s Chief Executive Officer is the chief operating decision-maker (“CODM”) that reviews the consolidated financial results including revenue, gross profit and operating profit at a consolidated level when making decisions about allocating resources and assessing the performance of the Company as a whole. The Company has determined that it operates in one operating segment. The Company’s revenue and net income are substantially derived from sales of MWA and other medical devices in the PRC. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. All of the Company’s non-current assets are located in the PRC. Therefore, the Company has one operating segment and one reportable segment in accordance with ASC 280, Segment Reporting.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently Adopted Accounting Pronouncements

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842) — Common Control Arrangements (“ASU 2023-01”). It requires all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group and account for them as a transfer of assets between entities under common control through an adjustment to equity when the lessee no longer controls the use of the underlying asset. ASU 2023-01 is effective for the Company from January 1, 2024, with early adoption permitted. The Company adopted this standard in the first quarter of 2024, and did not have a material impact to our consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance retrospectively and apply to all periods present in this report on January 1, 2024 and the adoption of this ASU did not have a material impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances the transparency of income tax disclosures. The amendments in ASU 2023-09 requires (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating ASU 2023-09 to determine the impact it may have on its consolidated financial statements disclosures.

In March 2024, the FASB issued ASU 2024 - 01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amendments in this Update improve the clarity of paragraph 718 - 10 - 15 - 3 and its application to profits interest or similar awards, primarily through the addition of an illustrative example that includes four fact patterns. This Accounting Standards Update is the final version of Proposed Accounting Standards Update 2023 - ED300 - Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest Awards, which has been deleted. All reporting entities that account for profits interest awards as compensation to employees or nonemployees in return for goods or services. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period. The Company is currently evaluating ASU 2023 - 09 to determine the impact it may have on its consolidated financial statements disclosures.

In November 2024, the FASB issued ASU 2024 - 03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Disaggregation of Income Statement Expenses. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, for all public business entities. In January 2025, the FASB issued ASU 2025 - 01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Clarifying the Effective Date. The amendment in this Update amends the effective date of Update 2024 - 03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024 - 03 is permitted. The Company is currently evaluating ASU 2023 - 09 to determine the impact it may have on its consolidated financial statements disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt — Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. All reporting entities that settle convertible debt instruments for which the conversion privileges were changed to induce conversion. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating ASU 2023-09 to determine the impact it may have on its consolidated financial statements disclosures.